Share-Based Compensation - Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Number of options outstanding
Beginning balance (in shares)	733,447	547,393
Issuance during the year (in shares)		339,592
Expired during the period (in shares)	(121,443)	(153,538)
Ending balance (in shares)	612,004	733,447
Weighted average exercise price per share
Beginning balance (in dollars per share)	$ 16.86	$ 18.25
Issuance during the year (in dollars per share)		17.94
Expired during the period (in dollars per share)	17.80	24.22
Ending balance (in dollars per share)	$ 16.67	$ 16.86
Aggregate intrinsic value
Outstanding	$ 49,100